Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Sep. 30, 2015	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000249814 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FPA New Income Fund (Investor Class/FPNRX)
Accumulated Value	$ 10,000		$ 10,142	$ 10,394	$ 10,581	$ 11,015	$ 11,269	$ 11,434	$ 10,981	$ 11,431	$ 12,543	$ 13,161
C000243216 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FPA New Income Fund (Institutional Class/FPNIX)
Accumulated Value	10,000		10,152	10,415	10,613	11,059	11,326	11,503	11,058	11,523	12,645	13,277
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,519	10,527	10,399	11,470	12,271	12,161	10,385	10,452	11,662	11,998
Consumer Price Index Seasonally Adjusted 100 bps [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Consumer Price Index Seasonally Adjusted + 100 bps
Accumulated Value	$ 10,000		$ 10,252	$ 10,586	$ 10,945	$ 11,238	$ 11,506	$ 12,245	$ 13,382	$ 14,016	$ 14,497	$ 15,093